GS Mortgage Securities Corp. ABS-15G

Exhibit 99.6 - Schedule 3

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	xx	MKOM4P1PHE1		xx	Texas	Non-QM/Compliant	4	2	2	1	1	No	No			*** (CURED) Federal Higher Price Mortgage Loan - EV R COMMENT: 12 CFR § 1026.35(a)(1) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z Higher-Priced Mortgage Loan Test: Charged 6.969% Allowed 5.490% Over by +1.479% This loan is compliant with regulation 1026.35.	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Approved guideline exception in file for not meeting the minimum $50K in equity.	DTI: 41.27% DTI is less than the maximum guideline requirement of 50.00%. Reserves: The 21 months of available reserves are more than the guideline requirement of 6 months.	Single Family	xx	xx	xx	Primary	Purchase	728		Owner Master Stylist	10	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.279%	Yes	Alternative	QC Complete	10/27/2025